Note 2	6 Months Ended
Jun. 30, 2023
Principles Of Consoldiation, Acounting policies and measurement bases applied and recent IFRS pronouncements [Abstract]
Disclosure of Principles of consolidation, accounting policies, measurement bases applied and recent IFRS pronouncements and interpretations [Text Block]	Principles of consolidation, accounting policies, measurement bases applied and recent IFRS pronouncements and interpretationsThe accounting policies and methods applied for the preparation of the Consolidated Financial Statements do not differ significantly to those applied in the consolidated financial statements of the Group for the year ended December 31, 2022 (Note 2), except for the entry into force of new standards and interpretations in the year 2023.Standards and interpretations that became effective in the first six months of 2023
Entry into force of IFRS 17 – Insurance contracts
Initial application
IFRS 17 has superseded IFRS 4 as the accounting standard applicable to the recognition, measurement and presentation of contracts that transfer significant insurance risk, based on a model that uses updated assumptions at each reporting period. The Group has applied IFRS 17 to "insurance contracts" as of January 1, 2023. In order to make 2022 information comparable with the information as of and for the six months ended June 30, 2023, 2022 information was adjusted by recording in equity the valuation differences arising from the application of IFRS 17 and IFRS 4, respectively (see Appendix III).
The application of IFRS 17 has not had a significant impact on the consolidated financial statements of the BBVA Group (see Appendix III). The main differences in accounting come from long-term contracts, and have been recorded in accumulated other comprehensive income (loss) and retained earnings. In short-term contracts there are no significant differences in their accounting with respect to the previous situation, nor a significant equity impact in initial application. The impact on the Group of "onerous" products has been not significant.
During 2022, a generalized neutral effect has been observed in the results, comparing those expressed under IFRS 4 with those restated under IFRS 17, except in specific cases, affecting reserves in the initial application. For its part, the evolution of interest rates during 2022 included, in other accumulated comprehensive income (loss), the net effect of the change in the fair value of the liabilities under insurance and reinsurance contracts and the associated financial assets.
IFRS 17 has introduced substantial changes in the accounting of insurance contracts with the aim of achieving greater homogeneity and increasing comparability among entities. For this reason, the BBVA Group has developed an accounting policy on insurance contracts under IFRS 17 and an operational guide to govern the calculation process, which seeks to ensure adequate control in the preparation of the aforementioned financial information.
This note includes a non-exhaustive summary of the main judgments and estimates, as well as the accounting policy options chosen.
Grouping and classification
The BBVA Group groups insurance contracts taking into account whether they are subject to similar risks and are managed jointly, their profitability or onerousness, and their year of issuance or cohort, grouping by this last criterion the contracts issued in the calendar year, i.e., between January 1 and December 31 of each year. In general, the Group classifies the profitability of contracts into two groups: onerous contracts, and non-onerous contracts or contracts without a significant possibility of becoming onerous[5].
Since the Group has chosen the fair value transition approach, for long-term contracts issued prior to the transition date (January 1, 2022), it has not been necessary to aggregate the contracts by previous cohorts. For contracts issued after the transition date, the Group classifies them by year of issuance, and therefore, the Group has not accepted the exception provided for in the adoption of the standard by the European Union on annual cohorts in products with matched cash flows[6].
The Group has evaluated whether a significant insurance risk from another party is accepted in its contracts, agreeing to compensate the holder of the insurance policy if an uncertain future event occurs that affects it adversely. From this evaluation it has been concluded that all the insurance contracts that were under the scope of IFRS 4 meet the definition of insurance contract and therefore, the introduction of IFRS 17 does not imply any reclassification, with the exception of certain insurance products of BBVA Seguros, S.A de Seguros y Reaseguros, which do not transfer significant insurance risk, and therefore, are valued under IFRS 9.
Valuation methods
The Group has carried out an analysis of the limits of insurance and reinsurance contracts under IFRS 17, separately, applying the General Model (Building Block Approach) by default to all contracts, except those eligible to be valued by the Simplified Model (Premium Allocation Approach), or the Variable Fee Approach.
The General Model requires that insurance contracts are valued for the total of:
–fulfillment cash flows, which comprise the estimation of future cash flows discounted to reflect the time value of money, the financial risk associated, and a risk adjustment for non-financial risk that would represent the compensation required for the uncertainty associated with the amount and timing of the expected cash flows;
–and the contractual service margin (CSM), which represents the expected unearned profit from insurance contracts, which will be recognized in the entity’s income statement as the service is provided in the future, instead of being recognized at the time of the estimation.
The amount recognized in the balance sheet for each group of insurance contracts measured under this model comprises the liability for remaining coverage, which includes the aforementioned fulfillment cash flows and margin, and the liability for incurred claims, which includes the cash flows from related to claims that have occurred, but have not been paid, discounted to reflect the time value of money, the financial risk associated with future cash flows, and a risk adjustment for non-financial risk that would represent the compensation required by the uncertainty associated with the amount and timing of the expected cash flows.
The BBVA Group has defined and identified for each group of contracts the hedging units to be used for the release to profit or loss of the contractual service margin, in accordance with IFRS 17, and subsequent interpretations issued by the Transition Resource Group for IFRS 17 and the IFRIC. Furthermore, the Group has chosen the accounting policy option of not changing the treatment of accounting estimates made in previous interim closings.
The Group used the Simplified Model in the valuation of the liability for remaining coverage of contracts with a coverage period of one year or less, or in those contracts with a duration of more than one year but which are not expected to have a material valuation different from that of the General Model. Under this model, the liability for remaining coverage is made up of the premiums received (collected), less the cash flows for the acquisition of the insurance paid, plus or minus the premiums or expected acquisition cash flows recorded in the income statement, respectively. The income statement recording is carried out on a linear basis throughout the coverage period of the contract, in the event that the accrual of income is also accrued. By default, it has chosen to defer acquisition expenses, although there is an option to recognize such expenses when they are incurred. In turn, the groups of contracts valued under this model have a liability for incurred claims calculated in a manner similar to that of the General Model.
With regard to the liabilities under insurance and reinsurance contracts held as of January 1, 2023, approximately 92% correspond to long-term commitments valued by the General Model, and the remaining 8% to short-term contracts, which have been valued by the Simplified Model, the same as the ceded reinsurance assets. As of that date, the contracts valued by the Variable Fee Approach represent a residual amount in the Group.
Discount rate
The methodology used to obtain the discount rate differs according to the entity and portfolio to which it is applied, highlighting mainly the cases of the companies in Spain and Mexico. In the first case, the top-down approach has been mainly applied and it has been verified that the Internal Rate of Return (hereinafter “IRR”) of the entity’s asset portfolio converges with the IRR of a reference portfolio from which the EIOPA (European Insurance and Occupational Pensions Authority) fundamental spread is discounted for. In the second case, the top-down approach has been used for immunized portfolios, eliminating the spread for credit risk through the EIOPA fundamental spread. However, in non-immunized portfolios, the bottom-up approach has been used, using the swap curve as the risk-free curve.
Risk adjustment for non-financial risk
The risk adjustment for non-financial risk represents the compensation required for bearing uncertainty about the amount and timing of the associated cash flows. To estimate the non-financial risk adjustment, the Group has used its own methodologies based on calculations of the Value at Risk (VaR) of the commitments associated with the Life and Non-Life businesses.
Onerosity
The Group has classified the contracts valued under the General Model into onerous groups, considering the fulfillment cash flows, acquisition expenses and any other attributable cash flow. The evaluation is normally carried out contract by contract, except in those cases in which it can be grouped into sets of homogeneous contracts. With contracts valued by the Simplified Model, by default it is assumed that they are not onerous at their initial recognition, unless there are facts and circumstances that indicate otherwise.
In the same way as the contractual service margin, which represents the estimated future benefit of the insurance contract, the loss component is the estimated loss of the contract. The accounting record of these two concepts has a different temporality: while the margin is deferred throughout the duration of the contract according to the contractual limits, the loss component is recognized in the income statement as soon as it is known. Throughout the life of a contract, the assumptions used to project future cash flows may change and, consequently, the expected return on a contract may increase or decrease. This means that a group of contracts initially classified as onerous may become more onerous, or on the contrary, in the subsequent measurement the assumptions used in the cash flows may change so much that the previously recognized loss could be reversed.
Results
In general, for the presentation of the financial income or expenses from insurance contracts that arise as a result of the change in the discount rate, both due to the effect of the time value of money as well as the effect of financial risk, the Group has chosen the accounting policy option of disaggregating these financial income or expenses from insurance contracts between recording them in the "Net interest income" and "Accumulated other comprehensive income (loss)", in order to minimize accounting asymmetries in the valuation and recognition of financial investments under IFRS 9 and insurance contracts under IFRS 17.
The Group has chosen to disaggregate the changes in the risk adjustment between financial and non-financial, so that the change in the value of the risk adjustment derived from the effect of the time value of money, and changes in it, is recorded as a financial income or expense from insurance contracts. Insurance revenue is recognized over the period the entity provides insurance coverage, excluding any investment component.
Transition
Of liabilities under insurance contracts held as of the transition date, January 1, 2022, those corresponding to long-term commitments to which the General Model has been applied, have been valued in transition using the fair value approach, given the impracticability of applying IFRS 17 retroactively, given the disproportionate cost and difficulty of obtaining the historical data necessary to apply a full retrospective approach given the age of these products on the balance sheet and their remaining duration. The fair value approach contemplates the determination of the contractual service margin or the loss component of the liability for remaining coverage, based on the difference between the fair value based on the requirements of IFRS 13 and the present value of the fulfillment cash flows based on IFRS 17. The application of the fair value in transition criteria allows contracts issued more than one year apart to be included in the same group and therefore not to differentiate by cohorts, an option that the Group has opted for. On the other hand, the short-term contracts valued by the Simplified Model, in transition have been valued using the full retrospective approach.
Redesignation of financial assets
On the date of initial application of IFRS 17, as the BBVA Group was already applying IFRS 9, it has accepted the option of reassessing the classification of financial assets associated with contracts within the scope of IFRS 17, redesignating as of January 1, 2022 certain financial assets previously classified in the portfolio of "Financial assets at amortized cost" to "Financial assets at fair value through other comprehensive income (loss)", considering that the business model that best suits the objectives of the insurance contracts to which these investments are subject is to obtain the contractual cash flows and sell such financial assets (see Appendix III).
Amendments to IAS 1 “Presentation of financial statements” and IAS 8 “Accounting policies, changes in accounting estimates and errors"
In February 2021 the International Accounting Standards Board (hereinafter “IASB”) issued amendments to this IAS with the aim of improving the quality of the disclosures in relation to the accounting policies applied by the entities with the ultimate aim of providing useful and material information in the financial statements. The amendments to IAS 1 require entities to disclose accounting policies that are material rather than significant accounting policies and provide guidance to help apply the concept of materiality in financial statement disclosures. The amendments to IAS 8 introduce clarifications to distinguish between the concept of accounting estimate and that of accounting policy. The amendments have entered into force on January 1, 2023, with no significant impact on the consolidated financial statements of the BBVA Group.
Amendment IAS 12 – Income taxes
The IASB issued an amendment to IAS 12 to clarify that entities should recognize deferred tax arising on transactions such as leases or decommissioning obligations. The amendment requires entities to recognize a deferred tax asset and liability separately when the temporary differences arising in the recognition of an asset and a liability are the same, not being possible to apply the initial recognition exception provided for in the standard. The purpose of the amendments has been to reduce the diversity in the presentation of information on deferred taxes in said transactions. The modification has entered into force on January 1, 2023, although its early application was allowed, with no significant impact on the consolidated financial statements of the BBVA Group.
Standards and interpretations issued but not yet effective as of June 30, 2023
The following new International Financial Reporting Standards together with their Interpretations or Modifications had been published at the date of preparation of the Consolidated Financial Statements, which are not mandatory as of June 30, 2023. Although in some cases the IASB allows early adoption before their effective date, the BBVA Group has not proceeded with this option for any such new standards.
Amendment to IFRS 16 "Leases"
The IASB has issued an amendment to IFRS 16 that clarifies the requirements for sale-and-leaseback transactions. The new requirements established that the seller-lessee shall determine ‘lease payments’ or ‘revised lease payments’ in a way that the seller-lessee would not recognize any amount of the gain or loss that relates to the right of use retained by the seller-lessee. The amendments will be effective for annual reporting periods beginning on or after January 1, 2024, with early application permitted. No significant impact is expected on the BBVA Group´s consolidated financial statements.
Amendment to IAS 12 - International Tax Reform Pillar Two Model Rules
On December 20, 2021, the OECD published an international tax initiative in which it is articulated a framework of rules (“GloBE -Global Anti-Base Erosion Rules”) for the application of the “Pillar Two Model Rules”, establishing a supplementary tax system that makes the effective rate of taxation of certain multinational groups in certain jurisdiction reach the minimum rate of 15%.
In May 2023, the IASB has published an amendment to IAS 12 to clarify the application of this initiative on the results derived from the tax legislation enacted or substantially enacted in each country to apply the model rules of Pillar Two in which:
•sets a temporary exception to the accounting of deferred taxes in relation to the implementation of the rules of the Pillar 2 model.
•requires qualitative and quantitative disclosures that allow users to understand the entities' exposure to taxes that may arise from this initiative and/or the entity's progress in its implementation.
The European Union has published a Directive incorporating this initiative into European law. As of June 30, 2023, Spain has not yet transposed the national tax legislation. The BBVA Group is working on analyzing the implications derived from this new regulation.
These amendments to IAS 12 will become effective immediately upon their publication and adoption in the EU.